Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues:
Revenues	¥ 3,324,712	$ 509,533	¥ 3,413,176	¥ 3,310,062
Less:VAT related surcharges	(18,886)	(2,894)	(21,364)	(20,454)
Net revenues	3,305,826	506,639	3,391,812	3,289,608
Operating cost and expenses:
Relationship manager compensation	(613,999)	(94,099)	(625,044)	(633,599)
Performance-based compensation	(85,413)	(13,090)	(31,283)	(21,175)
Other Compensation	(804,600)	(123,310)	(954,443)	(909,418)
Total compensation and benefits	(1,504,012)	(230,499)	(1,610,770)	(1,564,192)
Selling expenses	(271,692)	(41,639)	(331,346)	(412,720)
General and administrative expenses	(277,879)	(42,587)	(296,492)	(280,075)
Provision for credit losses	(8,083)	(1,239)	(130,723)	688
Other operating expenses	(99,040)	(15,179)	(196,793)	(169,368)
Government subsidies	113,356	17,373	89,278	62,583
Total operating cost and expenses	(2,047,350)	(313,770)	(2,476,846)	(2,363,084)
Income (loss) from operations	1,258,476	192,869	914,966	926,524
One-time commissions
Revenues:
Revenues	808,837		931,668	1,027,993
Recurring service fees
Revenues:
Revenues	1,930,199		1,845,465	1,776,549
Performance-based income
Revenues:
Revenues	389,525		113,085	143,634
Other service fees
Revenues:
Revenues	196,151		522,958	361,886
Others
Revenues:
Revenues	1,755,851	269,095	1,761,947	1,731,852
Others | One-time commissions
Revenues:
Revenues	679,014	104,063	690,860	733,009
Others | Recurring service fees
Revenues:
Revenues	700,157	107,304	524,692	593,856
Others | Performance-based income
Revenues:
Revenues	180,529	27,667	23,437	43,101
Others | Other service fees
Revenues:
Revenues	196,151	30,061	522,958	361,886
Funds Gopher manages
Revenues:
Revenues	1,568,861	240,438	1,651,229	1,578,210
Funds Gopher manages | One-time commissions
Revenues:
Revenues	129,823	19,896	240,808	294,984
Funds Gopher manages | Recurring service fees
Revenues:
Revenues	1,230,042	188,512	1,320,773	1,182,693
Funds Gopher manages | Performance-based income
Revenues:
Revenues	208,996	$ 32,030	89,648	100,533
Wealth Management Business
Revenues:
Revenues	2,379,456		2,329,853	2,318,212
Less:VAT related surcharges	(13,123)		(10,574)	(12,206)
Net revenues	2,366,333		2,319,279	2,306,006
Operating cost and expenses:
Relationship manager compensation	(613,101)		(625,044)	(631,234)
Other Compensation	(486,668)		(607,336)	(534,516)
Total compensation and benefits	(1,099,769)		(1,232,380)	(1,165,750)
Selling expenses	(228,853)		(287,541)	(367,589)
General and administrative expenses	(197,511)		(194,908)	(164,802)
Provision for credit losses	(3,785)		(121,572)
Other operating expenses	(76,983)		(103,846)	(54,291)
Government subsidies	58,046		58,704	53,620
Total operating cost and expenses	(1,548,855)		(1,881,543)	(1,698,812)
Income (loss) from operations	817,478		437,736	607,194
Wealth Management Business | One-time commissions
Revenues:
Revenues	766,246		928,061	1,024,323
Wealth Management Business | Recurring service fees
Revenues:
Revenues	1,284,447		1,155,450	1,136,010
Wealth Management Business | Performance-based income
Revenues:
Revenues	205,305		23,430	44,309
Wealth Management Business | Other service fees
Revenues:
Revenues	123,458		222,912	113,570
Wealth Management Business | Others
Revenues:
Revenues	1,678,709		1,454,910	1,459,346
Wealth Management Business | Others | One-time commissions
Revenues:
Revenues	677,726		688,652	731,424
Wealth Management Business | Others | Recurring service fees
Revenues:
Revenues	697,140		520,013	571,782
Wealth Management Business | Others | Performance-based income
Revenues:
Revenues	180,385		23,333	42,570
Wealth Management Business | Others | Other service fees
Revenues:
Revenues	123,458		222,912	113,570
Wealth Management Business | Funds Gopher manages
Revenues:
Revenues	700,747		874,943	858,866
Wealth Management Business | Funds Gopher manages | One-time commissions
Revenues:
Revenues	88,520		239,409	292,899
Wealth Management Business | Funds Gopher manages | Recurring service fees
Revenues:
Revenues	587,307		635,437	564,228
Wealth Management Business | Funds Gopher manages | Performance-based income
Revenues:
Revenues	24,920		97	1,739
Asset Management Business
Revenues:
Revenues	880,014		787,551	751,759
Less:VAT related surcharges	(4,521)		(3,971)	(3,228)
Net revenues	875,493		783,580	748,531
Operating cost and expenses:
Performance-based compensation	(85,413)		(31,283)	(21,175)
Other Compensation	(254,278)		(248,612)	(251,923)
Total compensation and benefits	(339,691)		(279,895)	(273,098)
Selling expenses	(34,302)		(26,661)	(22,200)
General and administrative expenses	(59,440)		(71,805)	(80,873)
Provision for credit losses	(251)		(3,800)
Other operating expenses	(6,443)		(25,978)	(25,310)
Government subsidies	24,443		15,878	6,148
Total operating cost and expenses	(415,684)		(392,261)	(395,333)
Income (loss) from operations	459,809		391,319	353,198
Asset Management Business | One-time commissions
Revenues:
Revenues	42,591		3,607	3,670
Asset Management Business | Recurring service fees
Revenues:
Revenues	645,752		690,015	640,539
Asset Management Business | Performance-based income
Revenues:
Revenues	184,220		89,655	99,325
Asset Management Business | Other service fees
Revenues:
Revenues	7,451		4,274	8,225
Asset Management Business | Others
Revenues:
Revenues	11,900		11,265	32,415
Asset Management Business | Others | One-time commissions
Revenues:
Revenues	1,288		2,208	1,585
Asset Management Business | Others | Recurring service fees
Revenues:
Revenues	3,017		4,679	22,074
Asset Management Business | Others | Performance-based income
Revenues:
Revenues	144		104	531
Asset Management Business | Others | Other service fees
Revenues:
Revenues	7,451		4,274	8,225
Asset Management Business | Funds Gopher manages
Revenues:
Revenues	868,114		776,286	719,344
Asset Management Business | Funds Gopher manages | One-time commissions
Revenues:
Revenues	41,303		1,399	2,085
Asset Management Business | Funds Gopher manages | Recurring service fees
Revenues:
Revenues	642,735		685,336	618,465
Asset Management Business | Funds Gopher manages | Performance-based income
Revenues:
Revenues	184,076		89,551	98,794
Lending and Other Businesses
Revenues:
Revenues	65,242		295,772	240,091
Less:VAT related surcharges	(1,242)		(6,819)	(5,020)
Net revenues	64,000		288,953	235,071
Operating cost and expenses:
Relationship manager compensation	(898)			(2,365)
Other Compensation	(63,654)		(98,495)	(122,979)
Total compensation and benefits	(64,552)		(98,495)	(125,344)
Selling expenses	(8,537)		(17,144)	(22,931)
General and administrative expenses	(20,928)		(29,779)	(34,400)
Provision for credit losses	(4,047)		(5,351)	688
Other operating expenses	(15,614)		(66,969)	(89,767)
Government subsidies	30,867		14,696	2,815
Total operating cost and expenses	(82,811)		(203,042)	(268,939)
Income (loss) from operations	(18,811)		85,911	(33,868)
Lending and Other Businesses | Other service fees
Revenues:
Revenues	65,242		295,772	240,091
Lending and Other Businesses | Others
Revenues:
Revenues	65,242		295,772	240,091
Lending and Other Businesses | Others | Other service fees
Revenues:
Revenues	¥ 65,242		¥ 295,772	¥ 240,091